Finance Receivables - Components of Finance Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Finance receivables, gross	€ 411,654	€ 256,703
Unearned interest	(7,095)	(5,355)
Finance receivables, net	404,559	251,348
Current portion of finance receivables, gross	285,966	198,803
Current portion of unearned interest	(5,443)	(2,716)
Non-current portion of finance receivables, net	€ 124,036	€ 55,261